Note 5 - Gain (Loss) on Solar Development - Gain (Loss) on Solar Development (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 30, 2021	Oct. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Total gain/(loss) on solar development			$ (13)	$ 769	$ 1,589
ISS Joint Venture [member]
Statement Line Items [Line Items]
Gain on acquisition of remaining 50% ISV from ISS	$ 7,800		0	7,848	0
Solar projects in Australia [member]
Statement Line Items [Line Items]
Total gain/(loss) on solar development		$ 500	23	(165)	496
Discontinued solar development projects in ISS Joint Venture [member]
Statement Line Items [Line Items]
Total gain/(loss) on solar development			0	(6,950)	(1,675)
Other [member]
Statement Line Items [Line Items]
Total gain/(loss) on solar development			(36)	36	0
VivoRex LLC [member]
Statement Line Items [Line Items]
Total gain/(loss) on solar development			$ 0	$ 0	$ 2,768